Exploration and evaluation assets and expenditures (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	May 31, 2022	Aug. 31, 2021
IfrsStatementLineItems [Line Items]
Beginning balance	$ 38,618
Ending balance		$ 38,618
Buckreef Gold Project [member]
IfrsStatementLineItems [Line Items]
Beginning balance	38,618	30,997
Camp, field supplies and travel	172	356
License fees and exploration and field overhead	861	2,809
Geological consulting and field wages	67	3,150
Trenching and drilling	550	605
Mine design	227	1,321
Mining and processing costs	431	987
Change in estimate of asset retirement obligation		(133)
Gold sales	(535)	(2,524)
Payments to STAMICO as per Joint Venture agreement	172	1,050
Reclassification to mineral property, plant and equipment	(40,563)
Ending balance		$ 38,618